FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-8168


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: March 31, 2005





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).


                                         AQUILA ROCKY MOUNTAIN EQUITY FUND
                                              SCHEDULE OF INVESTMENTS
                                                   March 31, 2005
                                                    (unaudited)

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


                                                                                 Market
                Shares   Common Stocks (88.0%)                                   Value

                         Basic Industry  (8.9%)
                16,000   Allied Waste Industries, Inc.+                     $     116,960

                 7,000   Ball Corp.                                               290,360

                16,000   Knight Transportation, Inc.                              394,720

                 5,000   Newmont Mining Corp.                                     211,250

                 3,500   Phelps Dodge Corp.                                       356,055

                 8,000   SkyWest, Inc.                                            148,720

                                                                                1,518,065


                         Business Services (2.3%)
                12,000   Intrado, Inc. +                                          147,600

                 5,000   OfficeMax, Inc.                                          167,500

                 3,000   Viad Corp.                                                80,700

                                                                                  395,800


                         Capital Spending (4.3%)
                 7,000   Advanced Energy Industries, Inc. +                        67,690

                22,000   Mity Enterprises, Inc. +                                 329,780

                 8,000   Mobile Mini, Inc.+                                       323,280

                                                                                  720,750


                         Consumer Cyclicals (2.1%)
                 5,000   M.D.C. Holdings, Inc.                                    348,250


                         Consumer Services (23.3%)
                12,000   Action Performance Companies, Inc.                       158,760

                 4,000   Apollo Group, Inc. (Class A)+                            296,240

                43,500   Coldwater Creek, Inc.+                                   803,880

                 3,400   Comcast Corp. (Special Class A)+                         113,696

                11,000   Echostar Communications Corp. (Class A)                  321,750

                15,000   International Game Technology                            399,900

                25,000   Liberty Media Corp. (Class A)+                           259,250

                 1,100   Liberty Media International, Inc. Class A+                48,114

                 6,000   MGM Mirage+                                              424,920

                10,000   PETsMART, Inc.                                           287,500

                10,500   Shuffle Master, Inc. +                                   304,080

                 8,000   Station Casinos, Inc.                                    540,400

                                                                                3,958,490


                         Consumer Staples (3.4%)
                10,000   Albertson's, Inc.                                        206,500

                 5,000   P.F. Chang's China Bistro, Inc.+                         299,000

                 3,150   Rocky Mountain Chocolate Factory, Inc.                    77,711

                                                                                  583,211


                         Energy (4.1%)
                 7,000   Bill Barrett Corp.+                                      202,370

                10,000   Headwaters, Inc.+                                        328,200

                 4,000   Patina Oil & Gas Corp.                                   160,000

                                                                                  690,570


                         Financial (11.6%)
                24,000   First State Bancorporation                               407,400

                12,500   Glacier Bancorp, Inc.                                    381,250

                11,000   Janus Capital Group, Inc.                                153,450

                 9,000   MoneyGram International, Inc.                            170,010

                 5,000   Wells Fargo & Company                                    299,000

                 8,000   Zions Bancorporation                                     552,160

                                                                                1,963,270


                         Health Care (9.6%)
                12,000   Medicis Pharmaceutical Corp. (Class A)                   359,760

                36,000   Merit Medical Systems, Inc.+                             431,640

                12,000   Myriad Genetics, Inc. +                                  220,680

                 4,000   NPS Pharmaceuticals, Inc. +                               50,480

                 1,000   Pharmion Corp.+                                           29,000

                 9,000   QLT, Inc.+                                               115,740

                22,000   Sonic Innovations, Inc.+                                 122,760

                 8,000   Ventana Medical Systems, Inc.+                           299,680

                                                                                1,629,740


                         Technology (13.6%)
                 3,000   Altiris, Inc. +                                           71,550

                14,000   Avnet, Inc.+                                             257,880

                18,000   CIBER, Inc.+                                             130,860

                12,000   First Data Corp.                                         471,720

                 5,000   Inter-Tel, Inc.                                          122,500

                10,000   JDA Software Group, Inc. +                               140,400

                23,000   Microchip Technology, Inc.                               598,230

                16,000   Micron Technology, Inc.+                                 165,440

                16,000   SBS Technologies, Inc.+                                  178,400

                12,000   SpectraLink Corp.                                        169,440

                                                                                2,306,420


                         Utilities (4.8%)
                 4,000   Kinder Morgan, Inc.                                      302,800

                 3,000   Pinnacle West Capital Corp.                              127,530

                 5,000   Questar Corp.                                            296,250

                 3,000   UniSource Energy Corp.                                    92,910

                                                                                  819,490


                            Total Common Stocks  (cost $9,715,243)             14,934,056


                Face
               Amount    Short-Term Investments (9.4%)
           $   800,000   AIM S-T Invest. Co. Prime Port. Inst.
                           Cl. Money Market Fund                                  800,000

               800,000   JP Morgan Liquid Assets Money Market Fund                800,000

                            Total Short-Term Investments (cost $1,600,000)      1,600,000




                         Total Investments (cost $11,315,243*)(b) 97.4%         16,534,056

                         Other assets less liabilities              2.6            448,652
                         Net Assets                              100.0%        $16,982,708
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                       Portfolio Distribution (unaudited)
                         Arizona                                 26.1%

                         California                               1.8

                         Canada                                   0.7

                         Colorado                                18.9

                         Idaho                                    7.1

                         Illinois                                 1.0

                         Minnesota                                1.0

                         Montana                                  2.3

                         Nevada                                  10.0

                         New Mexico                               3.5

                         Pennsylvania                             0.7

                         Texas                                    1.8

                         Utah                                    15.4

                         Short-Term Investments                   9.7
                                                                 ---
                                                                100.0%




                * Cost for Federal income tax and financial reporting
                  purposes is identical.

                + Non-income producing security.

                         See accompanying notes to financial statements.


                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND

          (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange
          Commission on Form N-CSR.

          (b) At March 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,315,243 amounted to $5,218,813, which consisted of aggregate gross unrealized appreciation of $5,549,586 and aggregate gross unrealized depreciation of $330,773.













Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Diana P. Herrmann
      -------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Diana P. Herrmann
      --------------------------------
      Diana P. Herrmann
      Vice Chair, President and Trustee
      May 26, 2005


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Joseph P. DiMaggio
	Chief Financial Officer and Treasurer
	May 26, 2005